Document And Entity Information	Nov. 04, 2026
Document Information [Line Items]
Entity, Registrant Name	American Superconductor Corporation
Document, Type	8-K
Document, Period End Date	Nov. 04, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-19672
Entity, Tax Identification Number	04-2959321
Entity, Address, Address Line One	114 East Main Street
Entity, Address, City or Town	Ayer
Entity, Address, State or Province	MA
Entity, Address, Postal Zip Code	01432
City Area Code	978
Local Phone Number	842-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AMSC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000880807